Significant events after the end of the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Significant events after the end of the reporting period	Significant events after the end of the reporting period
The Group has evaluated all events that have occurred subsequent to December 31, 2025, through the date that the consolidated financial statements were approved on February 26, 2026 by the Board of
Directors. No significant events have occurred during the subsequent period.